NET OPERATING REVENUE - RBSE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of net operating revenue [line items]
Beginning balance	R$ 38,238,015
Total value of the updated financial asset		R$ 38,238,015
Operating revenue	3,556,391	4,922,827	R$ 28,600,553
Provision of RPJ/CSLL	2,483,718
Annual improvement GAG to be received	1,033,712
Annual improvement GAG received	516,856
CHESF
Disclosure of disaggregation of net operating revenue [line items]
Annual improvement GAG to be received	678,347
Eletronorte
Disclosure of disaggregation of net operating revenue [line items]
Annual improvement GAG to be received	9,307
FURNAS
Disclosure of disaggregation of net operating revenue [line items]
Annual improvement GAG to be received	346,057
Transmission
Disclosure of disaggregation of net operating revenue [line items]
Beginning balance	38,238,015	7,970,331
Adjustment for the initial adoption of IFRS 09	1,138,545
Receipt of financial asset - amortization	(6,655,402)	(3,255,696)
Fair value adjustment - Result effect	3,556,391
VNR update - IPCA and remuneration		33,523,380
Total value of the updated financial asset	36,277,549	38,238,015	7,970,331
Operating revenue		4,922,827
Provision of RPJ/CSLL		(1,673,762)
Net effect		3,249,065
Transmission | CHESF
Disclosure of disaggregation of net operating revenue [line items]
Beginning balance	10,868,543	1,187,029
Adjustment for the initial adoption of IFRS 09	257,689
Receipt of financial asset - amortization	(1,856,228)	(975,039)
Fair value adjustment - Result effect	1,019,022
VNR update - IPCA and remuneration		10,656,553
Total value of the updated financial asset	10,289,026	10,868,543	1,187,029
Operating revenue		1,278,835
Provision of RPJ/CSLL		(434,804)
Net effect		844,031
Transmission | Eletronorte
Disclosure of disaggregation of net operating revenue [line items]
Beginning balance	5,544,767	1,732,910
Adjustment for the initial adoption of IFRS 09	454,788
Receipt of financial asset - amortization	(979,881)	(482,186)
Fair value adjustment - Result effect	630,630
VNR update - IPCA and remuneration		4,294,043
Total value of the updated financial asset	5,650,304	5,544,767	1,732,910
Operating revenue		698,370
Provision of RPJ/CSLL		(237,446)
Net effect		460,924
Transmission | ELETROSUL
Disclosure of disaggregation of net operating revenue [line items]
Beginning balance	2,145,040	520,332
Adjustment for the initial adoption of IFRS 09	55,916
Receipt of financial asset - amortization	(417,552)	(242,624)
Fair value adjustment - Result effect	230,230
VNR update - IPCA and remuneration		1,867,332
Total value of the updated financial asset	2,013,634	2,145,040	520,332
Operating revenue		271,205
Provision of RPJ/CSLL		(92,210)
Net effect		178,995
Transmission | FURNAS
Disclosure of disaggregation of net operating revenue [line items]
Beginning balance	19,679,665	4,530,060
Adjustment for the initial adoption of IFRS 09	370,152
Receipt of financial asset - amortization	(3,401,741)	(1,555,847)
Fair value adjustment - Result effect	1,676,509
VNR update - IPCA and remuneration		16,705,452
Total value of the updated financial asset	R$ 18,324,585	19,679,665	R$ 4,530,060
Operating revenue		2,674,417
Provision of RPJ/CSLL		(909,302)
Net effect		R$ 1,765,115